UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  1/03/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               39

Form 13F Information Table Value Total:         $218,159

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     7972        100397 SH       SOLE                    100397
AMGEN INC.                       COMMON   031162100     8014        141988 SH       SOLE                    141988
APOLLO GROUP INC. "A"            COMMON   037604105     7947        176561 SH       SOLE                    176561
BP PLC SPONSORED ADR             COMMON   055622104     3698         79513 SH       SOLE                     79513
BRISTOL MYERS                    COMMON   110122108     4072         79847 SH       SOLE                     79847
CHEVRONTEXACO CORP.              COMMON   166764100      225          2513 SH       SOLE                      2513
DORCHESTER HUGOTON               COMMON   258205202      874         62473 SH       SOLE                     62473
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     4208        153200 SH       SOLE                    153200
EL PASO ENERGY PARTNERS          COMMON   28368B102    15353        412727 SH       SOLE                    412727
ELECTRONIC ARTS INC.             COMMON   285512109      758         12650 SH       SOLE                     12650
ELECTRONIC DATA SYSTEMS          COMMON   285661104    14288        208434 SH       SOLE                    208434
EXXON MOBIL CORP                 COMMON   30231G102      490         12476 SH       SOLE                     12476
FAMILY DOLLAR STORES             COMMON   307000109    14081        469675 SH       SOLE                    469675
FEDERAL REALTY INVESTMENT TRUST  COMMON   313747206     7328        318617 SH       SOLE                    318617
GENERAL ELECTRIC CO.             COMMON   369604103      514         12815 SH       SOLE                     12815
H POWER CORP.                    COMMON   40427A108       62         20000 SH       SOLE                     20000
ITT EDUCATIONAL SERVICES         COMMON   45068B109     9048        245416 SH       SOLE                    245416
IBM CORPORATION                  COMMON   45920010     10431         86237 SH       SOLE                     86237
JOHNSON & JOHNSON                COMMON   47816010      1642         27776 SH       SOLE                     27776
KIMBERLY CLARK                   COMMON   494368103      299          5000 SH       SOLE                      5000
MERCK & COMPANY                  COMMON   589331107     2891         49170 SH       SOLE                     49170
MICROSOFT CORP                   COMMON   594918104      552          8325 SH       SOLE                      8325
NOBLE AFFILIATES                 COMMON   654894104    11782        333850 SH       SOLE                    333850
PEROT SYSTEMS                    COMMON   714265105      204         10000 SH       SOLE                     10000
PFIZER INC.                      COMMON   717081103      204          5110 SH       SOLE                      5110
PHILIP MORRIS CO.                COMMON   718154107     4674        101932 SH       SOLE                    101932
QUALCOMM, INC.                   COMMON   747525103    34105        675345 SH       SOLE                    675345
REPUBLIC SERVICES, INC.          COMMON   760759100     5869        293870 SH       SOLE                    293870
ROCKWELL INT'L CORP              COMMON   773903109      179         10000 SH       SOLE                     10000
ROCKWALL COLLINS                 COMMON   774341101      195         10000 SH       SOLE                     10000
ROYAL DUTCH PETROLEUM            COMMON   780257804     1471         30006 SH       SOLE                     30006
SBC COMMUNICATIONS               COMMON   78387G103      204          5214 SH       SOLE                      5214
SCHERING-PLOUGH                  COMMON   806605101      240          6700 SH       SOLE                      6700
SUNRISE ASSISTED LIVING          COMMON   86768K106    15914        546695 SH       SOLE                    546695
TYCO INTERNATIONAL               COMMON   902124106    13384        227225 SH       SOLE                    227225
VODAFONE GROUP PLC               COMMON   92857W100     3340        130069 SH       SOLE                    130069
WACHOVIA CORPORATION NEW         COMMON   929903102     6140        195800 SH       SOLE                    195800
WAL-MART STORES                  COMMON   93114210      5507         95694 SH       SOLE                     95694
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